Offerings	Mar. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2035
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit | shares	0.99937
Maximum Aggregate Offering Price	$ 1,199,244,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,604.26
Offering Note
(1)	Diamondback E&P LLC is the guarantor co-registrant of the 5.550% Senior Notes due 2035, issued by Diamondback Energy, Inc., the registrant.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.550% Senior Notes due 2035
Amount of Registration Fee	$ 0
Offering Note
(1)	Diamondback E&P LLC is the guarantor co-registrant of the 5.550% Senior Notes due 2035, issued by Diamondback Energy, Inc., the registrant.